LEASING (Details 4) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Undiscounted values	R$ 806
Embedded interest	(452)
Lease liabilities	354	R$ 244	R$ 227
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Undiscounted values	62
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Undiscounted values	68
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Undiscounted values	58
Later Than Five Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Undiscounted values	58
Later Than Six Years And Not Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Undiscounted values	50
Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Undiscounted values	R$ 510